Note 15 - Financial assets at fair value through OCI (Detail) - Financial assets at fair value through OCI [Member] - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Financial assets at fair value through OCI [Line Items]
Securities purchased under resale agreement	€ 2,156	€ 1,231
Debt securities [Abstract]:
German government	602	876
U.S. Treasury and U.S. government agencies	12,334	8,770
U.S. local (municipal) governments	392	253
Other foreign governments	9,960	10,965
Corporates	708	604
Other asset-backed securities	0	0
Mortgage-backed securities, including obligations of U.S. federal agencies	486	714
Other debt securities	969	1,194
Total debt securities	25,450	23,377
Loans	4,069	4,370
Total financial assets at fair value through other comprehensive income	€ 31,675	€ 28,979